                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-10151
                                   ---------------------------------------------

                   TT International U.S.A. Master Trust
           ---------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)

                     200 Clarendon Street, Boston, Massachusetts       02116
           ---------------------------------------------------------------------
                  (Address of principal executive offices)           (Zip code)

                  Investors Bank & Trust Company
                  200 Clarendon Street, Boston, Massachusetts 02116
           ---------------------------------------------------------------------
                  (Name and address of agent for service)

                  with a copy to:

                  Roger P. Joseph, Bingham McCutchen LLP,
                  150 Federal Street, Boston, MA  02110
           ---------------------------------------------------------------------

Registrant's telephone number, including area code:  (44 207) 410-3500
                                                   -----------------------------

Date of fiscal year end:   12/31/2003
                        -----------------------------

Date of reporting period:  06/30/03
                         ----------------------------

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ITEM 1. REPORTS TO STOCKHOLDERS.

        (Semi-Annual Report for the period 1/1/03 through 6/30/03 is filed herewith)

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TT EUROPE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                VALUE (NOTE 1)
COMMON STOCKS - 143.56%                             SHARES                 US$
------------------------------------------------------------------------------
FINLAND - 5.19%
COMMUNICATIONS EQUIPMENT - 5.19%
Nokia Oyj                                              174               2,870
------------------------------------------------------------------------------
TOTAL FINLAND                                                            2,870
------------------------------------------------------------------------------

FRANCE - 13.78%
AUTO COMPONENTS - 0.57%
Valeo SA                                                 9                 313
------------------------------------------------------------------------------
AUTOMOBILES - 3.61%
PSA Peugeot Citroen                                     41               1,995
------------------------------------------------------------------------------
BANKS - 4.89%
Credit Agricole SA                                     142               2,703
------------------------------------------------------------------------------
IT CONSULTING & SERVICES - 1.50%
Atos Origin #                                           24                 831
------------------------------------------------------------------------------
MEDIA - 1.02%
Lagardere Groupe                                        13                 566
------------------------------------------------------------------------------
METALS & MINING - 1.46%
Arcelor                                                 69                 805
------------------------------------------------------------------------------
TEXTILES & APPAREL - 0.73%
Christian Dior SA                                       10                 401
------------------------------------------------------------------------------
TOTAL FRANCE                                                             7,614
------------------------------------------------------------------------------

GERMANY - 23.26%
AIRLINES - 2.12%
Deutsche Lufthansa AG                                  100               1,173
------------------------------------------------------------------------------

APPAREL RETAILERS - 2.52%
Puma AG                                                 14               1,393
------------------------------------------------------------------------------
AUTOMOBILES - 1.26%
Bayerische Motoren Werke (BMW) AG                       18                 694
------------------------------------------------------------------------------
CHEMICALS - 3.15%
Bayer AG                                                75               1,741
------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.73%
Commerzbank AG                                          29                 406
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 3.84%
Deutsche Telekom AG - Registered #                     139               2,125
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 3.82%
Siemens AG                                              43               2,113
------------------------------------------------------------------------------
INSURANCE - 3.14%
Munich Reinsurance AG - Registered                      17               1,736
------------------------------------------------------------------------------
MACHINERY - 0.95%
Man AG                                                  31                 525
------------------------------------------------------------------------------
PHARMACEUTICALS - 1.73%
Stada Arzneimittel AG                                   15                 956
------------------------------------------------------------------------------
TOTAL GERMANY                                                           12,862
------------------------------------------------------------------------------

GREECE - 3.89%
DIVERSIFIED TELECOMMUNICATIONS - 1.93%
Hellenic Telecommunications Organization                90               1,066
------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.96%
Public Power Corp                                       60               1,083
------------------------------------------------------------------------------
TOTAL GREECE                                                             2,149
------------------------------------------------------------------------------

ITALY - 5.29%
COMMERCIAL BANKS - 0.91%
Banca Popolare Di Bergamo - Credito Varensino           22                 506
------------------------------------------------------------------------------
OIL & GAS - 4.38%
ENI Spa                                                160               2,424
------------------------------------------------------------------------------
TOTAL ITALY                                                              2,930
------------------------------------------------------------------------------

                                                                VALUE (NOTE 1)
COMMON STOCKS (CONTINUED)                           SHARES                 US$
------------------------------------------------------------------------------
NETHERLANDS - 12.29%
DIVERSIFIED FINANCIALS - 2.39%
ING Groep NV                                            76               1,323
------------------------------------------------------------------------------
FOOD & DRUG RETAILING - 0.78%
Royal Ahold NV                                          52                 433
------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 4.41%
Royal Philips Electronics NV                           128               2,438
------------------------------------------------------------------------------
OIL & GAS - 4.71%
Royal Dutch Petroleum Co                                56               2,603
------------------------------------------------------------------------------
TOTAL NETHERLANDS                                                        6,797
------------------------------------------------------------------------------

NORWAY - 3.16%
COMMERCIAL BANKS - 3.16%
Gjensidige NOR ASA                                      50               1,747
------------------------------------------------------------------------------
TOTAL NORWAY                                                             1,747
------------------------------------------------------------------------------

PORTUGAL - 1.92%
DIVERSIFIED TELECOMMUNICATIONS - 1.92%
Portugal Telecom, SGPS, SA                             148               1,062
------------------------------------------------------------------------------
TOTAL PORTUGAL                                                           1,062
------------------------------------------------------------------------------

SPAIN - 9.75%
COMMERCIAL BANKS - 2.71%
Banco Santander Central Hispano SA                     171               1,501
------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 1.99%
Indra Sistemas SA                                      108               1,099
------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 1.39%
ACS, Actividades de Construction y Servicios SA         18                 769
------------------------------------------------------------------------------
MULTI-UTILITIES - 1.57%
Iberdrola SA                                            50                 867
------------------------------------------------------------------------------
TOBACCO - 2.09%
Altadis SA                                              45               1,155
------------------------------------------------------------------------------
TOTAL SPAIN                                                              5,391
------------------------------------------------------------------------------

SWITZERLAND - 18.50%
BANKS - 10.62%
Credit Suisse Group                                    134               3,533
UBS AG - Registered                                     42               2,340
------------------------------------------------------------------------------
                                                                         5,873
------------------------------------------------------------------------------
FOOD PRODUCTS - 4.86%
Nestle SA - Registered                                  13               2,687
------------------------------------------------------------------------------
INSURANCE - 3.02%
Zurich Financial Services AG #                          14               1,672
------------------------------------------------------------------------------
TOTAL SWITZERLAND                                                       10,232
------------------------------------------------------------------------------

UNITED KINGDOM - 46.53%
BANKS - 22.73%
Abbey National PLC                                     203               1,579
HBOS PLC                                               256               3,320
HSBC Holdings PLC                                      335               3,965
Royal Bank Of Scotland Group PLC                        56               1,574
Standard Chartered PLC                                 175               2,129
------------------------------------------------------------------------------
                                                                        12,567
------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 1.98%
3i Group PLC                                           117               1,093
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 2.10%
mmO2 PLC #                                           1,240               1,163
------------------------------------------------------------------------------
INSURANCE - 1.02%
Royal & Sun Alliance Insurance Group PLC               246                 564
------------------------------------------------------------------------------
MEDIA - 2.29%
British Sky Broadcasting Group PLC #                   114               1,265
------------------------------------------------------------------------------
METALS & MINING - 5.37%
Anglo American PLC                                      92               1,407
Xstrata PLC                                            235               1,564
------------------------------------------------------------------------------
                                                                         2,971
------------------------------------------------------------------------------
PHARMACEUTICALS - 4.58%
Astrazeneca PLC                                         63               2,531
------------------------------------------------------------------------------

                                                                VALUE (NOTE 1)
COMMON STOCKS (CONTINUED)                           SHARES                 US$
------------------------------------------------------------------------------
UNITED KINGDOM (continued)
TOBACCO - 0.78%
British American Tobacco PLC                            38                 432
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 5.68%
Vodafone Group PLC                                   1,604               3,142
------------------------------------------------------------------------------
TOTAL UNITED KINGDOM                                                    25,728
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(cost $70,311)                                                          79,382
------------------------------------------------------------------------------

TOTAL INVESTMENTS - 143.56%
(COST $70,311)                                                          79,382
LIABILITIES
IN EXCESS OF OTHER ASSETS (43.56%)                                     (24,088)
------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                55,294
------------------------------------------------------------------------------

# Non-income producing security.

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TT EUROPE Portfolio

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------
ASSETS:
Investments, at value*                                                  79,382
Cash                                                                       632
Foreign currency**                                                       1,037
Dividends and interest receivable                                          180
Recoverable foreign taxes                                                   45
------------------------------------------------------------------------------
Total assets                                                            81,276
------------------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                                          629
Payable for investment advisory fees                                        31
Accrued expenses and other liabilities                                  25,322
------------------------------------------------------------------------------
Total liabilities                                                       25,982
------------------------------------------------------------------------------
NET ASSETS                                                              55,294
------------------------------------------------------------------------------
* Cost of Investments                                                   70,311
------------------------------------------------------------------------------
** Cost of Foreign Currency                                              1,041
------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

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TT EUROPE Portfolio

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                            US$
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                              42
Dividend income*                                                                          1,444
-----------------------------------------------------------------------------------------------
Total income                                                                              1,486
-----------------------------------------------------------------------------------------------

EXPENSES:
Accounting and custody fees                                                              59,068
Administration fees                                                                      31,114
Audit fees                                                                               10,233
Trustees' fees and expenses                                                               9,852
Investment advisory fee                                                                     155
Legal services                                                                            3,155
Printing and postage expense                                                              1,991
-----------------------------------------------------------------------------------------------
Total expenses                                                                          115,568
Less expense waiver and/or reimbursement                                               (115,173)
-----------------------------------------------------------------------------------------------
Net expenses                                                                                395
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                     1,091
-----------------------------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investment security transactions                                                         (1,353)
Foreign currency transactions and forward foreign currency exchange contracts                74
-----------------------------------------------------------------------------------------------
                                                                                         (1,279)
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) on:
Investment securities                                                                     9,174
Foreign currency transactions and forward foreign currency exchange contracts               (57)
-----------------------------------------------------------------------------------------------
                                                                                          9,117
-----------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                   7,838
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      8,929
-----------------------------------------------------------------------------------------------
* Net of foreign taxes withheld                                                             218
-----------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT EUROPE Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS ENDED
                                                                         JUNE 30, 2003          YEAR ENDED
                                                                           (UNAUDITED)   DECEMBER 31, 2002
                                                                                   US$                 US$
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                            1,091                 843
Net realized loss                                                               (1,279)            (10,849)
Net change in unrealized appreciation/(depreciation)                             9,117              (1,832)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  8,929             (11,838)
----------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
Contributions                                                                   50,992             133,775
Withdrawals                                                                    (47,956)           (211,034)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions                  3,036             (77,259)
----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                         11,965             (89,097)
----------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                             43,329             132,426
----------------------------------------------------------------------------------------------------------
End of period                                                                   55,294              43,329
----------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT EUROPE Portfolio

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

A.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     TT Europe Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. The Portfolio commenced operations on February 12, 2001. The TT Europe Mutual Fund held 99.9% of the Portfolio as of June 30, 2003.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1.   SECURITY VALUATION
          The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

     2.   SECURITY TRANSACTIONS AND INCOME RECOGNITION
          Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

     3.   FEDERAL INCOME TAXES
          The Portfolio intends to qualify as a partnership for U.S. federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. federal taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

          It is intended that the Portfolio's assets, income and allocations will be managed in such as way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

          Differences in the book and tax components of the Portfolio consist of foreign currency gains and losses, passive foreign investment company transactions, losses on wash sale transactions, capital loss carryforwards, and post-October loss deferrals. The effect of these temporary differences on each of the Portfolio's feeder funds will depend on the proportions of the Portfolio held by each feeder fund at the time of the reversal.

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     4.   FOREIGN SECURITIES
          Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

          Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

     5.   FOREIGN CURRENCY TRANSLATION
          For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for financial reporting and federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

          As of June 30, 2003, the Portfolio had no open forward foreign currency exchange contracts outstanding.

B.   INVESTMENT ADVISORY AGREEMENT
     Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its services under the Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly at an annual rate equat to 0.50% of the Portfolio's average net assets. Please see Note 5 of the Europe Mutual Fund notes to financial statements for additional information with respect to management fee reimbursements.

C.   SECURITY TRANSACTIONS
     Purchases and sales of investments, exclusive of short-term securities, for the Portfolio for the six months ended June 30, 2003, were as follows:

     COST OF PURCHASES                                     PROCEEDS FROM SALES
     US$                                                                   US$
     -------------------------------------------------------------------------
     50,146                                                             47,192

     At June 30, 2003 the Portfolio's aggregate unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

                               UNREALIZED       UNREALIZED      NET UNREALIZED
     TAX COST                APPRECIATION     DEPRECIATION        APPRECIATION
     US$                              US$              US$                 US$
     -------------------------------------------------------------------------
     70,311                         9,407             (336)              9,071

D.   FINANCIAL HIGHLIGHTS
     The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                            SIX MONTHS                                          FOR THE
                                                 ENDED              YEAR ENDED             PERIOD ENDED
                                         JUNE 30, 2003       DECEMBER 31, 2002       DECEMBER 31, 2001*
     --------------------------------------------------------------------------------------------------
     Ratio of expenses                            1.27%+                  1.43%                    1.36%+
     Ratio of gross expenses                    371.78%+                239.81%                  190.42%+
     Ratio of net investment income               3.51%+                  1.12%                    1.60%+
     Portfolio Turnover                             68%^                   179%                     227%
     Total Return                                11.95%^                (13.99)%                 (14.65)%^

* For the period February 12, 2001 (commencement of operations) through December 31, 2001.
+  Annualized.
^  Not annualized.

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                      (This page intentionally left blank)

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[TT INTERNATIONAL LOGO]

                                  Martin House
                               5 Martin House Lane
                                 London EC4R 0DP
                             Tel: (+44 20) 7410 3500
                             Fax: (+44 20) 7410 3509

ITEM 2. CODE OF ETHICS.

        Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

        (a)(1) Code of Ethics Described in Item 2: Not applicable.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              TT International U.S.A. Master Trust

By (Signature and Title):        /s/ David J.S. Burnett
                          --------------------------------------
                          David J.S. Burnett, President
                          (Principal Executive Officer)

                          Date  September 2, 2003
                              ----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.


By (Signature and Title):        /s/ David J.S. Burnett
                          --------------------------------------
                          David J.S. Burnett, President
                          (Principal Executive Officer)

                          Date  September 2, 2003
                              ----------------------------------


By (Signature and Title):        /s/ Graham Barr
                          --------------------------------------
                          Graham Barr, Treasurer (Principal Financial Officer)

                          Date        September 2, 2003
                              ----------------------------------